Intangible Assets, Net - Schedule of future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Future amortization of amortizable intangible assets
2022	$ 11,615
2023	11,615
2024	10,247
2025	6,329
2026	4,780
Thereafter	27,641
Net carrying value, finite-lived	72,227	$ 67,956
Trade Names [Member]
Future amortization of amortizable intangible assets
2022	315
2023	315
2024	315
2025	315
2026	315
Thereafter	2,889
Net carrying value, finite-lived	4,464	3,650
Host Relationships [Member]
Future amortization of amortizable intangible assets
2022	3,458
2023	3,458
2024	3,458
2025	3,458
2026	3,458
Thereafter	17,433
Net carrying value, finite-lived	34,723	38,181
Customer Relationships [Member]
Future amortization of amortizable intangible assets
2022	4,085
2023	4,085
2024	2,717
2025	108
Net carrying value, finite-lived	10,995	15,080
Developed Technology Rights [Member]
Future amortization of amortizable intangible assets
2022	1,007
2023	1,007
2024	1,007
2025	1,007
2026	1,007
Thereafter	7,319
Net carrying value, finite-lived	12,354	$ 11,045
User Base
Future amortization of amortizable intangible assets
2022	2,750
2023	2,750
2024	2,750
2025	1,441
Net carrying value, finite-lived	$ 9,691